DERIVATIVE FINANCIAL INSTRUMENTS - Notional values (Details) kr in Millions	12 Months Ended
	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Average hedge USD/DKK	64.0	65.0
Average interest rate (as a percent)	2.11%	2.33%	2.11%	2.33%
Average price of the hedging instrument			326.9	652.0
Forward exchange contracts (USD/DKK)
Disclosure of detailed information about financial instruments [line items]
Notional value | kr	kr 231.5	kr 222.5			kr 250.0
Forward exchange contracts (USD/DKK) | 2021
Disclosure of detailed information about financial instruments [line items]
Notional value | kr	kr 231.5	kr 222.5
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional value			$ 757,500,000	$ 597,800,000		$ 512,800,000
Interest rate swaps | 2021
Disclosure of detailed information about financial instruments [line items]
Notional value			318,000,000	120,500,000
Interest rate swaps | 2022
Disclosure of detailed information about financial instruments [line items]
Notional value			84,000,000	239,500,000
Interest rate swaps | After 2022
Disclosure of detailed information about financial instruments [line items]
Notional value			355,500,000	237,800,000
Bunker swaps
Disclosure of detailed information about financial instruments [line items]
Notional value			19,783,000,000	$ 4,725,000,000
Bunker swaps | 2021
Disclosure of detailed information about financial instruments [line items]
Notional value			$ 19,783,000,000